Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash Flows From Operating Activities
Net loss	$ (56,772,990)	$ (42,303,992)
Depreciation expense	8,198,469	8,163,962
Amortization of note discounts	9,721,484	10,302,822
Bad debt expense		135,666
Loss on abandonment of project development costs		12,194,783
Loss from equity method investment		252,576
Deferred rent expense		(572,843)
Interest paid in kind	3,135,035	693,144
Loss on extinguishment of debt	877,976
Stock based compensation expense	3,562,493
Accounts receivable	102,922	324,792
Prepaid expenses and other assets	(4,525,057)	1,046,025
Accounts payable and accrued expenses	15,517,286	5,211,233
Due to affiliates	(9,126,691)	5,556,646
Other liabilities	4,090,150	4,368,407
Net cash (used in) provided by operating activities	(25,218,923)	5,373,221
Cash Flows From Investing Activities
Additions to project development costs	(28,085,048)	(8,975,957)
Proceeds from business combination	31,034,781
Net cash provided by (used in) investing activities	2,949,733	(8,975,957)
Cash Flows From Financing Activities
Proceeds from notes payable	65,039,642	8,380,000
Repayments of notes payable	(26,113,861)	(5,216,560)
Payment of financing costs	(1,428,992)	(576,741)
Net cash provided by financing activities	37,496,789	2,586,699
Net increase (decrease) in cash and restricted cash	15,227,599	(1,016,037)
Cash and restricted cash, beginning of period	8,614,592	8,417,950
Cash and restricted cash, end of period	23,842,191	7,401,913
Supplemental disclosure of cash flow information
Cash paid during the year for interest	4,878,254	1,097,139
Cash paid for income taxes
Non-cash investing and financing activities
Project development cost acquired through accounts payable and accrued expenses, net	5,495,260	2,527,943
Conversion of the preferred equity loan to common equity	58,439,625
Shares of common stock issued for accounts payable	23,426,161
Non-cash contribution from PFHOF in shared services agreement	3,699,000
Shares of common stock issued in exchange of debt	38,007,746
Conversion of GPAQ Sponsor Loan into Convertible PIPE debt	500,000
Contingent beneficial conversion feature on PIPE Notes	14,166,339
Cash	7,924,636	911,089
Restricted Cash	15,917,555	6,490,824
Total cash and restricted cash	$ 23,842,191	$ 7,401,913